SEGMENTED INFORMATION (Disclosure of detailed information about segmented information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [Line Items]
Revenue	$ 148,472	$ 92,076
Production costs	(65,473)	(38,222)
Depreciation, depletion and amortization	(7,982)	(7,469)
Gross profit	75,017	46,385
Exploration and evaluation expenses	(9,363)	(3,263)
General and administrative expenses	(10,808)	(8,649)
Other income (expense)	(150)	(5,124)
Income and deferred taxes	(20,956)	(10,197)
Income for the period	33,740	19,152
Total assets	208,445	107,082
Total liabilities	(57,712)	(30,159)
Capital Expenditures	17,947	15,021
Operating segments [Member]
Disclosure of operating segments [Line Items]
Revenue	148,472	92,076
Production costs	(65,473)	(38,222)
Depreciation, depletion and amortization	(7,982)	(7,469)
Gross profit	75,017	46,385
Exploration and evaluation expenses	(9,363)	(3,263)
General and administrative expenses	(178)	0
Other income (expense)	(255)	(471)
Income and deferred taxes	(20,956)	(10,197)
Income for the period	44,265	32,454
Total assets	175,829	104,873
Total liabilities	(55,100)	(22,060)
Capital Expenditures	17,902	15,017
Operating segments [Member] | NICARAGUA
Disclosure of operating segments [Line Items]
Revenue	126,607	92,076
Production costs	(49,885)	(38,222)
Depreciation, depletion and amortization	(7,982)	(7,469)
Gross profit	68,740	46,385
Exploration and evaluation expenses	(5,110)	(1,948)
General and administrative expenses	0	0
Other income (expense)	73	(407)
Income and deferred taxes	(20,956)	(10,197)
Income for the period	42,747	33,833
Total assets	105,044	66,256
Total liabilities	(35,147)	(20,629)
Capital Expenditures	9,993	14,997
Operating segments [Member] | UNITED STATES
Disclosure of operating segments [Line Items]
Revenue	21,865	0
Production costs	(15,588)	0
Depreciation, depletion and amortization	0	0
Gross profit	6,277	0
Exploration and evaluation expenses	(201)	0
General and administrative expenses	(178)	0
Other income (expense)	(299)	0
Income and deferred taxes	0	0
Income for the period	5,599	0
Total assets	31,836	0
Total liabilities	(18,384)	0
Capital Expenditures	7,720	0
Operating segments [Member] | GUYANA
Disclosure of operating segments [Line Items]
Revenue	0	0
Production costs	0	0
Depreciation, depletion and amortization	0	0
Gross profit	0	0
Exploration and evaluation expenses	(4,052)	(1,315)
General and administrative expenses	0	0
Other income (expense)	(29)	(64)
Income and deferred taxes	0	0
Income for the period	(4,081)	(1,379)
Total assets	38,949	38,617
Total liabilities	(1,569)	(1,431)
Capital Expenditures	189	20
Corporate [Member]
Disclosure of operating segments [Line Items]
Revenue	0	0
Production costs	0	0
Depreciation, depletion and amortization	0	0
Gross profit	0	0
Exploration and evaluation expenses	0	0
General and administrative expenses	(10,630)	(8,649)
Other income (expense)	105	(4,653)
Income and deferred taxes	0
Income for the period	(10,525)	(13,302)
Total assets	32,616	2,209
Total liabilities	(2,612)	(8,099)
Capital Expenditures	$ 45	$ 4